Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment are carried at cost and consist of the following at June 30, 2025 and December 31, 2024:

	2025	2024

Office and computer equipment	$29,264	$21,032
Furniture and fixtures	113,069	96,818
Lab equipment	170,423	170,423
Leasehold improvements	502,155	502,155
Less: Accumulated depreciation	(193,008)	(117,567)
Total	$621,903	$672,861

Leasehold improvements of $502,155 represent costs of the buildout of the leased laboratory in Iowa City, Iowa that was completed in January 2024.

Depreciation expense of $75,441 and $39,579 was charged to operations for the six months ended June 30, 2025 and 2024, respectively, and of $37,785 and $35,992 for the three months ended June 30, 2025 and 2024, respectively.

Note 4 – Property and Equipment

Property and equipment are carried at cost and consist of the following at December 31, 2024 and 2023:

	2024	2023
Office and computer equipment	$21,032	$17,394
Furniture and fixtures	96,818	76,099
Lab equipment	170,423	—
Leasehold improvements	502,155	482,170
Less: Accumulated depreciation	(117,567)	(3,790)
Total	$672,861	$571,873

Leasehold improvements of $502,155 represent costs of the buildout of the leased laboratory in Iowa City, Iowa that was completed in January 2024. Depreciation expense of $113,777 and $3,790 was charged to operations for the years ended December 31, 2024 and 2023, respectively.